Segmented Information - Summary of Net Assets for Company's Reporting Segments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Summary of Net Assets for Company's Reporting Segments [Line Items]
Segment Net Assets	$ 25,790	$ 25,945
Cash and cash equivalents	1,276	684
Deferred tax assets	308	300
Income taxes receivable		57
Accounts payable	5,628	6,094
Accrued salaries and wages	753	769
Other accrued liabilities	1,800	1,734
Segment Reconciling Items [Member] | Deduct Assets Not Included in Segment Net Assets [Member]
Summary of Net Assets for Company's Reporting Segments [Line Items]
Segment Net Assets	25,790	25,945
Cash and cash equivalents	(1,276)	(684)
Deferred tax assets	(308)	(300)
Long-term receivables from joint venture partners	(71)	(71)
Income taxes receivable		(57)
Accounts payable	(5,628)	(6,094)
Accrued salaries and wages	(753)	(769)
Other accrued liabilities	(1,800)	(1,734)
Liabilities held for sale		(408)
Operating Segments [Member]
Summary of Net Assets for Company's Reporting Segments [Line Items]
Segment Net Assets	$ 15,954	$ 15,828